Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Summary of Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding	Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding

Shares (in 000’s)	Class A Common Shares	Class B Subordinate Voting Shares
At January 1, 2024	7,655	509,668
Class A common shares conversion	(55)	55
Shares issued on options exercised (d)	—	8,178
Cancelled pursuant to normal course issuer bid (i)	—	(19,158)
At December 31, 2024	7,600	498,743
Shares issued on options exercised (d)	—	1,032
Cancelled pursuant to normal course issuer bid (i)	—	(18,898)
At December 31, 2025	7,600	480,877

Summary of Weighted Average Assumptions
The weighted average fair value of share options granted in the year was estimated at $22.31 per option (2024 – $21.21) at the grant date based on the Black-Scholes option-pricing model using the following assumptions:

	2025	2024
Weighted average exercise price	$57.74	$52.85
Dividend yield	0.86%	0.96%
Risk-free interest rate	2.58%	3.46%
Expected option life	5.6 years	5.8 years
Expected volatility	41%	42%

Summary of Outstanding Share Options
Outstanding share options are as follows:

	2025		2024
	Share Options (in 000’s)	Weighted Average Exercise Price	Share Options (in 000’s)	Weighted Average Exercise Price
Outstanding at beginning of year	5,467	$36.12	13,067	$25.92
Granted	780	57.74	1,082	52.85
Exercised	(1,040)	25.00	(8,165)	21.07
Forfeited	(172)	53.74	(512)	51.23
Expired	(17)	46.22	(5)	27.26
Outstanding at end of year	5,018	$41.15	5,467	$36.12
Vested and exercisable at end of year	3,501	$34.88	3,524	$27.43

Summary of Information Relating to Share Options Outstanding
Information relating to share options outstanding at December 31, 2025, is as follows:

Outstanding Share Options (in 000’s)	Exercise Price Range	Weighted Average Remaining Life of Outstanding Options (months)
969	$5.34 – $26.90	42
963	$26.91 – $45.44	44
822	$45.45 – $51.42	56
1,477	$51.43 – $55.90	81
787	$55.91 – $70.34	109
5,018	$5.34 – $70.34	67

Summary of Exercise Price Range for Share Options
Information relating to share options outstanding at December 31, 2025, is as follows:

Outstanding Share Options (in 000’s)	Exercise Price Range	Weighted Average Remaining Life of Outstanding Options (months)
969	$5.34 – $26.90	42
963	$26.91 – $45.44	44
822	$45.45 – $51.42	56
1,477	$51.43 – $55.90	81
787	$55.91 – $70.34	109
5,018	$5.34 – $70.34	67

Summary of Outstanding Units
The outstanding Units are summarized in the following table:

(in 000’s)	December 31, 2025		December 31, 2024
	Outstanding	Vested	Outstanding	Vested
DSUs	444	444	491	491
RSUs	1,284	—	1,307	—
PSUs	756	—	946	—
PDSUs	36	6	116	69
	2,520	450	2,860	560

Summary of Accumulated Other Comprehensive Income (Loss)

(CAD$ in millions)	2025	2024
Accumulated other comprehensive income – beginning of year	$2,397	$693
Currency translation differences:
Unrealized gain (loss) on translation of foreign subsidiaries	(1,203)	1,697
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $1 and $7) (Note 32(b))	6	(47)
	(1,197)	1,650
Gain on marketable equity and debt securities (net of taxes of $(3) and $(7))	31	54
Share of other comprehensive loss of joint venture and associate (net of taxes of $nil and $nil)	(1)	—
Remeasurements of retirement benefit plans (net of taxes of $(13) and $(30))	14	46
Total other comprehensive income (loss)	(1,153)	1,750
Remeasurements of retirement benefit plans recorded in retained earnings	(14)	(46)
Accumulated other comprehensive income – end of year	$1,230	$2,397

Summary of Basic and Diluted Earnings Per Share
The following table reconciles our basic and diluted earnings (loss) per share:

(CAD$ in millions, except per share data)	2025	2024
Profit (loss) from continuing operations attributable to shareholders of the company	$1,401	$(467)
Profit from discontinued operations attributable to shareholders of the company (Note 5(c))	—	873
Profit attributable to shareholders of the company	$1,401	$406

Weighted average shares outstanding (000’s)	493,778	516,011
Dilutive effect of share options (000’s)	1,574	4,031
Weighted average diluted shares outstanding (000’s)	495,352	520,042

Earnings (loss) per share from continuing operations
Basic	$2.84	$(0.90)
Diluted	$2.83	$(0.90)
Earnings per share from discontinued operations
Basic	$—	$1.69
Diluted	$—	$1.68
Earnings per share
Basic earnings per share	$2.84	$0.79
Diluted earnings per share	$2.83	$0.78